Goodwill - Schedule of Changes in Carrying Amount of Goodwill, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period	$ 6,810,012	$ 6,830,499
Impairment loss	(714,000)
Disposal	(473,000)
Acquisitions	22,193	7,642
Foreign currency translation	77,735	(27,851)
Other	875	(278)
Balance at the end of the period	5,723,815	6,810,012
Goodwill, net
Cost			$ 6,568,707	$ 6,927,419
Accumulated impairment loss			(844,892)	(117,407)
Net of accumulated impairment loss	6,810,012	6,830,499	5,723,815	6,810,012
North America Gaming and Interactive
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period	2,625,880	2,626,282
Impairment loss	(714,000)
Disposal	(473,000)
Acquisitions	0	(402)
Foreign currency translation	0	0
Other	987	0
Balance at the end of the period	1,439,867	2,625,880
Goodwill, net
Cost			2,153,867	2,625,880
Accumulated impairment loss			(714,000)	0
Net of accumulated impairment loss	2,625,880	2,626,282	1,439,867	2,625,880
North America Lottery
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period	1,221,529	1,217,155
Impairment loss	0
Disposal	0
Acquisitions	0	4,374
Foreign currency translation	0	0
Other	60	0
Balance at the end of the period	1,221,589	1,221,529
Goodwill, net
Cost			1,225,682	1,225,622
Accumulated impairment loss			(4,093)	(4,093)
Net of accumulated impairment loss	1,221,529	1,217,155	1,221,589	1,221,529
International
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period	1,527,549	1,535,083
Impairment loss	0
Disposal	0
Acquisitions	14,890	(64)
Foreign currency translation	6,786	(7,470)
Other	156	0
Balance at the end of the period	1,549,381	1,527,549
Goodwill, net
Cost			1,674,381	1,639,282
Accumulated impairment loss			(125,000)	(111,733)
Net of accumulated impairment loss	1,527,549	1,535,083	1,549,381	1,527,549
Italy
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period	1,435,054	1,451,979
Impairment loss	0
Disposal	0
Acquisitions	7,303	3,734
Foreign currency translation	70,949	(20,381)
Other	(328)	(278)
Balance at the end of the period	1,512,978	1,435,054
Goodwill, net
Cost			1,514,777	1,436,635
Accumulated impairment loss			(1,799)	(1,581)
Net of accumulated impairment loss	$ 1,435,054	$ 1,451,979	$ 1,512,978	$ 1,435,054